Offtake Prepayment	12 Months Ended
Jun. 30, 2025
Offtake Prepayment [Abstract]
OFFTAKE PREPAYMENT
19.	OFFTAKE PREPAYMENT

	30 June 2025 $	30 June 2024 $
Bank guarantee issued against offtake prepayment (note 9)	15,000,000	15,000,000
	15,000,000	15,000,000